Financial Risk Management_The Credit Quality Of Securities Excluding Equity Securities That Are Neither Past Due Nor Impaired Per IAS 39(Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Securities that are neither past due nor impaired
Financial assets held for tradeing	₩ 25,168,338
Financial assets designated at fair value through profit or loss	1,982,224
Available-for-sale financial assets	38,954,532
Held-to-maturity financial assets	18,491,980
Securities That Are Neither Past Due Nor Impaired	84,597,074
Grade 1
Securities that are neither past due nor impaired
Financial assets held for tradeing	21,002,043
Financial assets designated at fair value through profit or loss	1,550,617
Available-for-sale financial assets	36,471,247
Held-to-maturity financial assets	18,466,624
Securities That Are Neither Past Due Nor Impaired	77,490,531
Grade 2
Securities that are neither past due nor impaired
Financial assets held for tradeing	3,958,261
Financial assets designated at fair value through profit or loss	200,633
Available-for-sale financial assets	2,433,685
Held-to-maturity financial assets	21,113
Securities That Are Neither Past Due Nor Impaired	6,613,692
Grade 3
Securities that are neither past due nor impaired
Financial assets held for tradeing	93,887
Financial assets designated at fair value through profit or loss	63,856
Available-for-sale financial assets	47,079
Held-to-maturity financial assets	4,243
Securities That Are Neither Past Due Nor Impaired	209,065
Grade 4
Securities that are neither past due nor impaired
Financial assets held for tradeing	28,232
Financial assets designated at fair value through profit or loss	60,332
Available-for-sale financial assets	2,521
Held-to-maturity financial assets	0
Securities That Are Neither Past Due Nor Impaired	91,085
Grade 5
Securities that are neither past due nor impaired
Financial assets held for tradeing	85,915
Financial assets designated at fair value through profit or loss	106,786
Available-for-sale financial assets	0
Held-to-maturity financial assets	0
Securities That Are Neither Past Due Nor Impaired	₩ 192,701